Provisions (including post-retirement benefits) (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Other Provisions [Abstract]
Summary of Provisions including post-retirement benefits
		Pensions		Close-down
		and	Other	and
		post-retirement	employee	restoration/		Total	Total
		healthcare (a)	entitlements (b)	environmental (c)	Other	2018	2017
	Note	US$m	US$m	US$m	US$m	US$m	US$m
At 1 January		3,370	389	9,983	900	14,642	13,794
Adjustment on currency translation		(145)	(37)	(656)	(60)	(898)	846
Adjustments to mining properties:	14
– changes in estimate		-	-	486	-	486	710
Charged/(credited) to profit:
– increases to existing and new provisions		267	185	456	229	1,137	797
– unused amounts reversed		-	(36)	(38)	(70)	(144)	(187)
– exchange losses/(gains) on provisions		-	-	13	3	16	(83)
– amortisation of discount		-	-	372	9	381	383
Utilised in year		(219)	(122)	(319)	(177)	(837)	(1,053)
Actuarial (gains)/losses recognised in equity		(781)	-	-	-	(781)	121
Subsidiaries no longer consolidated (d)		-	(29)	(257)	(32)	(318)	(622)
Transfers and other movements (e)		(6)	10	(65)	(15)	(76)	(64)
At 31 December		2,486	360	9,975	787	13,608	14,642
Balance sheet analysis:
Current		79	274	476	227	1,056	1,275
Non-current		2,407	86	9,499	560	12,552	13,367
Total		2,486	360	9,975	787	13,608	14,642

(a)

The main assumptions used to determine the provision for pensions and post-retirement healthcare, and other information, including the expected level of future funding payments in respect of those arrangements, are given in note 44.

(b)

The provision for other employee entitlements includes a provision for long service leave of US$242 million (2017: US$292 million), based on the relevant entitlements in certain Group operations and includes US$46 million (2017: US$24 million) of provision for redundancy and severance payments.

(c)

The Group’s policy on close-down and restoration costs is described in note 1(k) on page 159 and in paragraph (iv) under “Critical accounting policies and estimates” on pages 162 to 164. Close-down and restoration costs are a normal consequence of mining, and the majority of close-down and restoration expenditure is incurred in the years following closure of the mine, refinery or smelter. Remaining lives of operations and infrastructure range from one to over 60 years with an average for all sites, weighted by present closure obligation, of around 17 years (2017: 20 years). Although the ultimate cost to be incurred is uncertain, the Group’s businesses estimate their respective costs based on current restoration standards and techniques. Provisions of US$9,975 million (2017: US$9,983 million) for close-down and restoration costs and environmental clean-up obligations are based on risk-adjusted cash flows. These estimates have been discounted to their present value at a real risk-free rate of 2% per annum, based on an estimate of the long-term, risk-free, pre-tax cost of borrowing. If the risk-free rate was decreased by 0.5% then the provision would be US$1,139 million higher.

Non-current provisions for close-down and restoration/environmental expenditure include amounts relating to environmental clean-up of US$535 million (2017: US$336 million) expected to take place between one and five years from the balance sheet date, and US$683 million (2017: US$839 million) expected to take place later than five years after the balance sheet date.

Close-down and restoration/environmental liabilities at 31 December 2018 have not been adjusted for amounts of US$110 million (2017: US$75 million) arising from closure-related receivables from the co-owners of the Diavik Joint Venture and insurance recoveries and other financial assets held for the purposes of meeting these obligations.

(d)

“Subsidiaries no longer consolidated” relates primarily to the disposal of Kestrel and Hail Creek, which completed on 1 August 2018 and the disposal of Grasberg on 21 December 2018. In 2017 it related to the disposal of Coal & Allied Industries Limited, which completed on 1 September 2017. Refer to note 37.

(e)

Transfers and other movements include transfers to liabilities held for sale relating to Rössing Uranium and ISAL provisions. It also includes an adjustment to record Diavik Diamond Mines Inc. obligations for close-down and restoration on a 100% basis (previously 60% share). Refer to note 33 footnote (e).